INCOME TAX EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income tax:
Current year	74	238
Current Income Tax	74	238

Deferred tax:
Current year	-	(64)
Deferred Income Tax	-	(64)
Income Tax Expense	74	174

The income tax provision consists of the following components:

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income tax:
Current year	-	289	99	75
Under provision of prior years	37	-	20	15
Current Income Tax Expense Benefit	37	289	119	90
Deferred tax:
Current year	(37)	(61)	(47)	(36)
Under provision of prior years	-	7	39	30
Deferred Income Tax Expense Benefit	(37)	(54)	(8)	(6)
Income Tax Expense (Benefit)	-	235	111	84

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Income before tax expenses:	353	772

Tax at the domestic income tax rate	60	131
Tax effect of expenses that are not deductible in determining taxable profit	14	43
Income Tax Expense	74	174

	For the years ended December 31,
	2021	2022	2023	2023
	SGD’000	SGD’000	SGD’000	USD’000
Income before tax expenses:	2	1,427	630	477

Tax at the domestic income tax rate	1	243	107	81
Tax effect of expenses that are not deductible in determining taxable profit	6	27	39	30
Under provision in prior years	37	7	12	9
Tax effect of non-taxable incomes	(44)	(42)	(47)	(36)
Income Tax Expense (Benefit)	-	235	111	84